SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2021
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
Note 15 Subsequent Events
The Company evaluated subsequent events through March 31, 2022, the date at which the consolidated financial statements were available to be issued. Relevant subsequent events are disclosed in the preceding notes to the consolidated financial statements.

Tailwind Two Acquisition Corp [Member]
Subsequent Event [Line Items]
SUBSEQUENT EVENTS
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to March 18, 2022 the date that the consolidated financial statements were issued. Based upon this review, other than as described below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the consolidated financial statements.
In February 2022, the Russian Federation and Belarus commenced a military action with the country of Ukraine. As a result of this action, various nations, including the United States, have instituted economic sanctions against the Russian Federation and Belarus. Further, the impact of this action and related sanctions on the world economy are not determinable as of the date of these financial statements. The specific impact on the Company’s financial condition, results of operations, and cash flows is also not determinable as of the date of these financial statements.